REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 509,048,000	$ 1,123,110,000	$ 1,060,113,000
Contract with Customer, Asset, after Allowance for Credit Loss		11,400	600,000
Assets serving as collateral		376,272,000	1,002,009,000
Increase (decrease) in contract with customer liability		(170,100,000)	53,200,000
Revenue recognized		3,500,000	123,300,000
Asset pledged as collateral
Disaggregation of Revenue [Line Items]
Assets serving as collateral		$ 34,400,000	$ 93,100,000
Minimum
Disaggregation of Revenue [Line Items]
Payment term		30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term		45 days

[1]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).